Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000254998 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Short Duration Government ETF
Class Name	FPA Short Duration Government ETF
Trading Symbol	FPAS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Short Duration Government ETF (“Fund”) for the period of October 31, 2024 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpas.fpa.com/. You can also request this information by contacting us at (800) 982-4372.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpas.fpa.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Short Duration Government ETF (FPAS)	$9	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.10% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the period ending September 30, 2025 since inception on 10/31/2024, the FPA Short Duration Government ETF’s (“Fund”) net return was 5.42%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending September 30, 2025, Treasury yields decreased for maturities up to two years, driven by cuts to the Fed Funds rate and expectations of further cuts. Treasury yields for maturities greater than two years increased over the 12 months ending September 30, 2025.
In general, the Fund’s holdings will be repositioned each quarter such that the effective duration is in line with our 100 bps Stress Test, subject to the following conditions:
• Treasury holdings will be repositioned if the duration identified by the 100 bps Stress Test is at least 0.25 years greater than or less than the duration of the holdings prior to the reposition.
• Holdings other than Treasuries may or may not be adjusted each quarter and may be adjusted more frequently. In addition to considering the 100 bps Stress Test, adjustments will consider other factors such as spread, convexity, credit risk, etc. with the objective of maximizing long-term returns.
• The Fund’s duration will be managed to remain in compliance with the Morningstar Short Government category which limits the duration to a range of approximately 1.5 years to 4.5 years.
During the past 11 months, we focused our purchasing activity on 5-year maturity Treasuries consistent with the framework described above.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 11 months ending September 30, 2025, was U.S. Treasuries. There were no detractors.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
FPA Short Duration Government ETF (FPAS) - NAV	5.42%
Bloomberg U.S. Aggregate Bond Index	5.50%
Bloomberg 1-5 Year Treasury Index	4.93%
1	FPA Short Duration Government ETF commenced operations on October 31, 2024.

Performance Inception Date	Oct. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpas.fpa.com/ for the most recent performance information.
Net Assets	$ 3,811,189
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,811,189
Total number of portfolio holdings	2
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	228%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.625%, 8/31/2030	96.8%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]	Top Ten Holdings
U.S. Treasury Note, 3.625%, 8/31/2030	96.8%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.